Business combinations (Details 2)	Apr. 05, 2022	Nov. 09, 2020	Nov. 03, 2020	Jul. 20, 2020
Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique				Relief from royalty This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.
Brand names [member] | Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	Relief from royalty This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.
Educational Content [Member] | Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.
Copyrights [Member] | Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	Relief from royalty This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.